Annual Fund Operating Expenses - Hartford Schroders Sustainable Core Bond Fund	Nov. 12, 2021
Class I
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	none
Other expenses	0.28%	[1]
Total annual fund operating expenses	0.60%
Fee waiver and/or expense reimbursement	0.09%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.51%	[2]
Class R3
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.38%	[1]
Total annual fund operating expenses	1.20%
Fee waiver and/or expense reimbursement	0.14%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.06%	[2]
Class R4
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.34%	[1]
Total annual fund operating expenses	0.91%
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76%	[2]
Class R5
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	none
Other expenses	0.28%	[1]
Total annual fund operating expenses	0.60%
Fee waiver and/or expense reimbursement	0.14%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.46%	[2]
Class Y
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	none
Other expenses	0.28%	[1]
Total annual fund operating expenses	0.60%
Fee waiver and/or expense reimbursement	0.20%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.40%	[2]
Class F
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	none
Other expenses	0.19%	[1]
Total annual fund operating expenses	0.51%
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.36%	[2]
Class SDR
Operating Expenses:
Management fees	0.32%
Distribution and service (12b-1) fees	none
Other expenses	0.19%	[1]
Total annual fund operating expenses	0.51%
Fee waiver and/or expense reimbursement	0.19%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.32%	[2]

[1]	“Other expenses” are estimated for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.51% (Class I), 1.06% (Class R3), 0.76% (Class R4), 0.46% (Class R5), 0.40% (Class Y), 0.36% (Class F), and 0.32% (Class SDR). This contractual arrangement will remain in effect for at least one year from the effective date of the Fund’s registration statement for Classes I, R3, R4, R5, and F, and for a period of two years from the date of the reorganization of the Predecessor Fund (as defined below) into the Fund for Class Y and SDR unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.